INTANGIBLE ASSETS, NET (Details)	12 Months Ended							12 Months Ended			12 Months Ended				0 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Brand name CNY	Dec. 31, 2012 Brand name CNY	Dec. 31, 2011 Brand name CNY	Dec. 31, 2013 CENTURY 21 franchise rights CNY	Dec. 31, 2012 CENTURY 21 franchise rights CNY	Dec. 31, 2011 CENTURY 21 franchise rights CNY	Dec. 31, 2013 CENTURY 21 franchise rights Future USD ($)	Dec. 31, 2013 Customer relationships CNY	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2011 Customer relationships CNY	Jun. 14, 2011 Customer relationships Shanggu	Dec. 31, 2013 Customer relationships Shanggu	Dec. 31, 2013 Real estate listing databases CNY	Dec. 31, 2012 Real estate listing databases CNY	Dec. 31, 2011 Real estate listing databases CNY	Dec. 31, 2013 Trademark CNY	Dec. 31, 2012 Trademark CNY	Dec. 31, 2011 Trademark CNY	Dec. 31, 2013 Sub-franchisee base CNY	Dec. 31, 2012 Sub-franchisee base CNY	Dec. 31, 2011 Sub-franchisee base CNY	Dec. 31, 2013 Mortgage credit license CNY	Dec. 31, 2012 Mortgage credit license CNY	Dec. 31, 2011 Mortgage credit license CNY
INTANGIBLE ASSETS, NET
Cost			118,375,000				45,214,000			48,747,000				14,760,000					541,000			403,000			2,044,000			6,666,000
Accumulated amortization			(22,548,000)							(19,468,000)				(1,605,000)					(273,000)			(140,000)			(704,000)			(358,000)
Intangible assets
Balance at the beginning of the period	90,253,000	95,827,000		13,999,000	45,214,000	45,214,000	45,214,000	26,931,000	29,279,000			11,085,000	13,155,000				214,000	268,000		223,000	263,000		636,000	1,340,000		5,950,000	6,308,000
Amortization	(5,506,000)	(5,574,000)	(4,800,000)					(2,348,000)	(2,348,000)			(2,070,000)	(2,070,000)				(54,000)	(54,000)		(40,000)	(40,000)		(636,000)	(704,000)		(358,000)	(358,000)
Balance at the end of the period	84,747,000	90,253,000	95,827,000	13,999,000	45,214,000	45,214,000	45,214,000	24,583,000	26,931,000			9,015,000	11,085,000				160,000	214,000		183,000	223,000			636,000		5,592,000	5,950,000
Initial contractual period								25 years
Additional term upon payment of renewal fees for franchise agreement								25 years
Renewal clause payment											$ 4,500,000
Estimated useful life over which the recognized intangible assets are being amortized								25 years							7 years	7 years	10 years			10 years			2 years 10 months 24 days			18 years 8 months 12 days